UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2010



[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2010

                                                                      (Form N-Q)

48457-1210                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
October 31, 2010 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             EQUITY SECURITIES (99.0%)

             COMMON STOCKS (99.0%)

             CONSUMER DISCRETIONARY (2.3%)
             ----------------------------
             AUTOMOBILE MANUFACTURERS (0.2%)
    111,590  BYD Co. Ltd. "H" (a)                                             $       679
                                                                              -----------
             CONSUMER ELECTRONICS (0.6%)
  3,281,703  Skyworth Digital Technology Co. Ltd. (a)                               1,918
                                                                              -----------
             EDUCATION SERVICES (0.3%)
      6,369  Strayer Education, Inc. (a)                                             891
                                                                              -----------
             INTERNET RETAIL (1.2%)
     10,420  Priceline.com, Inc. *                                                  3,926
                                                                              -----------
             Total Consumer Discretionary                                           7,414
                                                                              -----------
             CONSUMER STAPLES (0.4%)
             ----------------------
             DRUG RETAIL (0.4%)
     49,380  CVS Caremark Corp.                                                     1,487
                                                                              -----------
             HEALTH CARE (22.4%)
             -------------------
             BIOTECHNOLOGY (5.1%)
     34,100  3SBio, Inc. ADR *                                                        513
     16,900  Affymax, Inc. *                                                           86
     10,200  Alkermes, Inc. *                                                         118
     11,285  AMAG Pharmaceuticals, Inc. *(a)                                          179
     26,700  Amgen, Inc. *                                                          1,527
     71,100  Amylin Pharmaceuticals, Inc. *                                           926
     36,800  Arena Pharmaceuticals, Inc. *                                             61
    111,600  Celera Corp. *                                                           636
     33,600  Celgene Corp. *                                                        2,086
     32,680  Celldex Therapeutics, Inc. *(a)                                          145
     19,600  Cephalon, Inc. *                                                       1,302
    111,933  Cytokinetics, Inc. *                                                     295
        800  Genzyme Corp. *                                                           58
     35,400  Gilead Sciences, Inc. *                                                1,404
     21,400  Immunogen, Inc. *(a)                                                     176
    197,642  Incyte Corp. *(a)                                                      3,293
     10,700  Ironwood Pharmaceuticals, Inc. *                                         120
    118,400  Ligand Pharmaceuticals, Inc. "B" *(a)                                    192
     27,100  Regeneron Pharmaceuticals, Inc. *                                        707
      9,700  Rigel Pharmaceuticals, Inc. *                                             81
     79,700  Seattle Genetics, Inc. *                                               1,306
     53,500  Sigma Technologies International, Inc. *(a)                              709
     28,000  Trius Therapeutics, Inc. *                                               101
     16,800  Vertex Pharmaceuticals, Inc. *                                           644
                                                                              -----------
                                                                                   16,665
                                                                              -----------

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1  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             HEALTH CARE DISTRIBUTORS (1.7%)
     46,100  AmerisourceBergen Corp.                                          $     1,513
     46,240  Cardinal Health, Inc.                                                  1,604
     37,210  McKesson Corp.                                                         2,455
                                                                              -----------
                                                                                    5,572
                                                                              -----------
             HEALTH CARE EQUIPMENT (5.1%)
     45,600  ABIOMED, Inc. *(a)                                                       470
     61,330  Baxter International, Inc.                                             3,122
     16,600  Beckman Coulter, Inc.                                                    884
     24,700  CareFusion Corp. *                                                       596
     58,600  China Medical Technologies, Inc. ADR *(a)                                708
     55,200  Covidien plc                                                           2,201
     17,981  DiaSorin S.p.A.                                                          739
      5,100  Masimo Corp.                                                             154
     85,000  Medtronic, Inc.                                                        2,993
     49,200  St. Jude Medical, Inc. *                                               1,884
    943,000  Trauson Holdings Co. Ltd. *                                              418
     84,300  Volcano Corp. *                                                        2,058
     19,100  Wright Medical Group, Inc. *(a)                                          255
                                                                              -----------
                                                                                   16,482
                                                                              -----------
             HEALTH CARE SERVICES (0.1%)
      9,100  RehabCare Group, Inc. *                                                  202
                                                                              -----------
             HEALTH CARE TECHNOLOGY (0.1%)
      9,840  Allscripts - Misys Healthcare Solutions, Inc. *                          188
                                                                              -----------
             LIFE SCIENCES TOOLS & SERVICES (0.5%)
     25,100  PAREXEL International Corp. *                                            540
      3,200  PerkinElmer, Inc.                                                         75
     21,000  Thermo Fisher Scientific, Inc. *                                       1,080
                                                                              -----------
                                                                                    1,695
                                                                              -----------
             MANAGED HEALTH CARE (2.6%)
     47,770  Aetna, Inc.                                                            1,427
     43,460  CIGNA Corp.                                                            1,529
    113,740  UnitedHealth Group, Inc.                                               4,100
     26,700  WellCare Health Plans, Inc. *                                            742
     12,790  WellPoint, Inc. *                                                        695
                                                                              -----------
                                                                                    8,493
                                                                              -----------
             PHARMACEUTICALS (7.2%)
      4,086  Alk Abello A.S.                                                          259
     16,100  Ardea Biosciences, Inc. *(a)                                             343
     13,900  AstraZeneca plc ADR (a)                                                  701
     70,800  Daiichi Sankyo Co. Ltd.                                                1,500
     35,100  Eisai Co. Ltd.                                                         1,207
    264,600  Elan Corp. plc ADR *                                                   1,442
     13,600  Eli Lilly and Co.                                                        479
     72,800  Forest Laboratories, Inc. *                                            2,406
     34,200  King Pharmaceuticals, Inc. *                                             484
     22,757  Laboratorios Almirall S.A.                                               215
     66,300  Medicines Co. *                                                          847
     75,500  Merck & Co., Inc.                                                      2,739
    228,300  Pfizer, Inc.                                                           3,973
      3,572  Roche Holdings AG                                                        525
     93,000  Shionogi & Co. Ltd.                                                    1,620
     22,500  Simcere Pharmaceutical Group ADR *                                       206
     35,643  Teva Pharmaceutical Industries Ltd. ADR                                1,850
     21,105  UCB S.A.                                                                 819
     20,600  Warner Chilcott plc "A"                                                  495
     21,000  Watson Pharmaceuticals, Inc. *                                           980

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                                                   PORTFOLIO OF INVESTMENTS |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
     16,900  XenoPort, Inc. *(a)                                              $       131
                                                                              -----------
                                                                                   23,221
                                                                              -----------
             Total Health Care                                                     72,518
                                                                              -----------
             INDUSTRIALS (0.6%)
             -----------------
             RESEARCH & CONSULTING SERVICES (0.6%)
     94,554  Huron Consulting Group, Inc. *                                         1,883
                                                                              -----------
             INFORMATION TECHNOLOGY (73.3%)
             -----------------------------
             APPLICATION SOFTWARE (3.0%)
     81,800  AsiaInfo Holdings, Inc. *                                              1,818
     92,460  Informatica Corp. *                                                    3,762
     44,430  Longtop Financial Technologies Ltd. ADR *                              1,615
     69,990  Vanceinfo Technologies, Inc. *                                         2,545
                                                                              -----------
                                                                                    9,740
                                                                              -----------
             COMMUNICATIONS EQUIPMENT (8.6%)
  1,490,000  AAC Acoustic Technologies Holdings, Inc.                               3,606
     95,234  ADTRAN, Inc.                                                           3,073
    445,000  Alcatel-Lucent ADR *                                                   1,544
     28,750  High Tech Computer Corp.                                                 649
    364,700  JDS Uniphase Corp. *                                                   3,833
    333,148  QUALCOMM, Inc.                                                        15,035
                                                                              -----------
                                                                                   27,740
                                                                              -----------
             COMPUTER HARDWARE (9.4%)
    773,141  Acer, Inc.                                                             2,245
     93,400  Apple, Inc. *                                                         28,101
                                                                              -----------
                                                                                   30,346
                                                                              -----------
             COMPUTER STORAGE & PERIPHERALS (1.3%)
    117,700  EMC Corp. *                                                            2,473
     32,443  NetApp, Inc. *                                                         1,728
                                                                              -----------
                                                                                    4,201
                                                                              -----------
             DATA PROCESSING & OUTSOURCED SERVICES (8.3%)
     89,747  Alliance Data Systems Corp. *(a)                                       5,449
    136,901  Automatic Data Processing, Inc.                                        6,081
     49,495  ExlService Holdings, Inc. *                                              943
     71,750  Genpact Ltd. *                                                         1,141
     55,300  hiSoft Technology International Ltd. ADR *                             1,471
     52,545  Visa, Inc. "A"                                                         4,107
    442,470  Western Union Co.                                                      7,788
                                                                              -----------
                                                                                   26,980
                                                                              -----------
             ELECTRONIC COMPONENTS (1.2%)
     60,500  Corning, Inc.                                                          1,106
    429,720  Delta Electronics, Inc.                                                1,775
    273,000  Tripod Technology Corp.                                                1,048
                                                                              -----------
                                                                                    3,929
                                                                              -----------
             ELECTRONIC MANUFACTURING SERVICES (0.6%)
    510,480  Hon Hai Precision Industry Corp. Ltd.                                  1,934
                                                                              -----------
             INTERNET SOFTWARE & SERVICES (7.2%)
     73,700  eBay, Inc. *                                                           2,197
     22,312  Google, Inc. "A" *                                                    13,677
    121,130  Tencent Holdings Ltd.                                                  2,777
    134,038  VeriSign, Inc. *                                                       4,658
                                                                              -----------
                                                                                   23,309
                                                                              -----------
             IT CONSULTING & OTHER SERVICES (7.9%)
     95,915  Accenture plc "A"                                                      4,288

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3  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
     73,004  International Business Machines Corp.                            $    10,483
    412,288  Sapient Corp. (a)                                                      5,426
    137,572  Teradata Corp. *                                                       5,415
                                                                              -----------
                                                                                   25,612
                                                                              -----------
             SEMICONDUCTOR EQUIPMENT (1.1%)
    153,900  Applied Materials, Inc.                                                1,902
    192,500  ASM Pacific Technology Ltd.                                            1,741
                                                                              -----------
                                                                                    3,643
                                                                              -----------
             SEMICONDUCTORS (11.9%)
    113,510  Analog Devices, Inc.                                                   3,822
    172,100  Broadcom Corp. "A"                                                     7,011
     45,700  Cavium Networks, Inc. *(a)                                             1,456
    575,400  Intel Corp.                                                           11,548
     99,600  LSI Corp. *                                                              522
    232,510  Maxim Integrated Products, Inc.                                        5,036
    131,091  Media Tek, Inc.                                                        1,648
    214,248  RF Micro Devices, Inc. *                                               1,562
    155,400  Richtek Technology Corp.                                               1,221
      2,628  Samsung Electronics Co. Ltd.                                           1,740
    124,737  Skyworks Solutions, Inc. *                                             2,858
                                                                              -----------
                                                                                   38,424
                                                                              -----------
             SYSTEMS SOFTWARE (12.0%)
    156,360  BMC Software, Inc. *                                                   7,108
    668,756  Microsoft Corp.                                                       17,816
    318,330  Oracle Corp.                                                           9,359
    108,000  Red Hat, Inc. *                                                        4,564
                                                                              -----------
                                                                                   38,847
                                                                              -----------
             TECHNOLOGY DISTRIBUTORS (0.8%)
    934,060  Digital China Holdings Ltd.                                            1,687
    294,000  Synnex Technology International Corp.                                    719
                                                                              -----------
                                                                                    2,406
                                                                              -----------
             Total Information Technology                                         237,111
                                                                              -----------
             Total Common Stocks (cost: $281,815)                                 320,413
                                                                              -----------
             WARRANTS (0.0%)

             HEALTH CARE (0.0%)
             -----------------
             BIOTECHNOLOGY (0.0%)
     14,450  Cytokinetics, Inc., acquired 5/19/2009; cost $0 *(b),(c)                  --
                                                                              -----------
             Total Equity Securities (cost: $281,815)                             320,413
                                                                              -----------

             MONEY MARKET INSTRUMENTS (1.0%)

             MONEY MARKET FUNDS (1.0%)
  3,423,908  State Street Institutional Liquid Reserve Fund,
               0.22%(d) (cost: $3,424)                                              3,424
                                                                              -----------
             Total Money Market Instruments (cost: $3,424)                          3,424
                                                                              -----------

             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (4.8%)

             MONEY MARKET FUNDS (0.4%)
    475,711  AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.20%(d)          476

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  4

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
    871,947  Blackrock Liquidity Funds TempFund Portfolio, 0.21%(d)           $       872
                                                                              -----------
             Total Money Market Funds (cost: $1,348)                                1,348
                                                                              -----------

PRINCIPAL                                                                          MARKET
AMOUNT                                                                              VALUE
(000)        SECURITY                                                               (000)
------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS (4.4%)
$     6,459  Credit Suisse First Boston, LLC, 0.22%, acquired on 10/29/2010 and due 11/01/2010 at $6,459 (collateralized by $6,040 of
               Fannie Mae(e), 4.88%, due 5/18/2012; market value $6,589)            6,459
      7,616  Deutsche Bank Securities, Inc., 0.21%, acquired on 10/29/2010 and due 11/01/2010 at $7,616 (collateralized by $28,512 of
               U.S. Treasury, 4.37%(f),due 2/15/2040; market value $7,769)          7,616
                                                                              -----------
             Total Repurchase Agreements                                           14,075
                                                                              -----------
             Total Short-term Investments Purchased With Cash
               Collateral From Securities Loaned (cost: $15,423)                   15,423
                                                                              -----------

             TOTAL INVESTMENTS (COST: $300,662)                               $   339,260
                                                                              ===========

----------------------------------------------------------------------------------------------------
                                                                        CONTRACT          UNREALIZED
NUMBER OF     FORWARD CURRENCY                EXPIRATION                 VALUE          DEPRECIATION
CONTRACTS     CONTRACTS                         DATE                     (000)                 (000)
----------------------------------------------------------------------------------------------------
              CONTRACTS TO SELL (0.1%)
118,933,000   Japanese Yen                    2/04/2011                 $1,480                $(151)
 82,662,000   Japanese Yen                    2/04/2011                  1,028                  (98)
                                                                        ----------------------------
              RECEIVABLE AMOUNT ($2,259)                                $2,508                $(249)
                                                                        ============================

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5  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------
                                         (LEVEL 1)         (LEVEL 2)           (LEVEL 3)
                                       QUOTED PRICES         OTHER            SIGNIFICANT
                                         IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                          MARKETS          OBSERVABLE            INPUTS
                                       FOR IDENTICAL         INPUTS
ASSETS                                     ASSETS                                               TOTAL
--------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS:                          $320,413          $    --             $   --          $320,413
  WARRANTS                                      --               --                 --                --
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                         3,424               --                 --             3,424
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET FUNDS                         1,348               --                 --             1,348
  REPURCHASE AGREEMENTS                         --           14,075                 --            14,075
--------------------------------------------------------------------------------------------------------
Total                                     $325,185          $14,075             $   --          $339,260
--------------------------------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell*       $  (249)          $    --             $   --          $  (249)
--------------------------------------------------------------------------------------------------------

* Forward currency contracts are valued at the unrealized appreciation/ (depreciation) of the contract.

For the period ended October 31, 2010, common stocks with a fair value of $28,974,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At October 31, 2010, closing prices were not adjusted for these securities.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Science & Technology Fund Shares (Fund Shares) and, effective August 1, 2010, Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will

================================================================================

7  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  8

================================================================================

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, which approximates fair value.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FORWARD CURRENCY CONTRACTS -The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. The Fund's net equity in open forward currency contracts is included in the statement of assets and liabilities as net unrealized appreciation or depreciation and is generated from differences in the forward currency exchange rates at the trade dates of the contracts and the rates at the reporting date. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where

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9  | USAA SCIENCE & TECHNOLOGY FUND

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market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of October 31, 2010, was approximately $14,955,000. This amount excludes $25,000 of securities on loan which were sold prior to October 31, 2010.

F. As of October 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2010, were $52,948,000 and $14,350,000, respectively, resulting in net unrealized appreciation of $38,598,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $323,614,000 at October 31, 2010, and, in total, may not equal 100%. Investments in foreign securities were 14.0% of net assets at October 31, 2010. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO DESCRIPTION ABBREVIATIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) The security or a portion thereof was out on loan as of October 31, 2010.

(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2010, was less than $500, which represented less than 0.1% of the Fund's net assets.

(c) Security was fair valued at October 31, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

(d) Rate represents the money market fund annualized seven-day yield at October 31, 2010.

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                                         NOTES TO PORTFOLIO OF INVESTMENTS |  10

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(e) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

(f) Zero-coupon security. Rate represents the effective yield at the date of purchase.

*   Non-income-producing security.

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11  | USAA SCIENCE & TECHNOLOGY FUND



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    12/23/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/28/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/28/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.